Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	Feb. 28, 2026	May 31, 2025
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	$ 1,282,717	$ 957,662
Executive director [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	1,086,867	872,245
Former Chief Scientific Officer [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable		85,417
Others [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	$ 195,850